Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Liability, Payments, Due prior year	$ 0.0	$ 17.7
Liability, Payments, Next twelve months	17.2	16.4
Liability, Payments, Due year two	14.2	13.0
Liability, Payments, Due year three	13.5	12.2
Liability, Payments, Due year four	12.6	11.7
Liability, Payments, Due year five	12.2	11.5
Liability, Payments, Due after year five	63.4	62.1
Total minimum lease payments	133.1	144.6
Less imputed interest	(27.1)	(31.4)
Operating lease liabilities	$ 106.0	$ 113.2